S000028760 [Member] Investment Strategy - Columbia Research Enhanced Emerging Economies ETF	Mar. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an exchange-traded fund (ETF) that seeks to track the performance of the Index. The Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs)) of companies located in emerging market countries. “Emerging market” countries are those included in the Solactive GBS Emerging Markets Large & Mid Cap USD Index. The Index reflects a rules-based strategic beta approach to investing in the companies that comprise the Solactive GBS Emerging Markets Large & Mid Cap USD Index (also referred to as the Starting Universe), with the Index designed to seek to achieve stronger total return when compared with the Starting Universe, which is a broad measure of the performance of emerging markets large- and mid-cap growth and value companies. The Index, like the Starting Universe, and therefore the Fund, typically holds only common stocks and depository receipts.
The Index was designed by the Fund’s investment adviser, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager). The Index is owned and calculated by Solactive AG. "Solactive" is a trademark of Solactive AG.
The Index is comprised of a subset of the companies within the Solactive GBS Emerging Markets Large & Mid Cap USD Index. With a starting point of the Solactive GBS Emerging Markets Large & Mid Cap USD Index, the Index was designed to reflect the performance of emerging markets large- and mid-cap growth and value companies through the application of a rules-based methodology that takes into account company quality, value, and catalyst (e.g., price momentum and business momentum) factors. The Index construction methodology typically results in approximately 325-400 Index holdings, but this range can fluctuate because the Index has no constraints on number of holdings.
The Fund typically utilizes a “representative sampling” strategy whereby the Fund invests in some, but not all, of the component securities of the Index. As such, the Fund may not track the Index with the same degree of accuracy as would an investment vehicle replicating (or investing in) the entire Index. Under certain circumstances or conditions or due to other factors, including, for example, the size of the Fund’s portfolio, the Fund may use a full replication strategy, which means that the Fund will seek to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index.
The Fund may sell securities or other holdings that are represented in the Index or purchase securities or make other investments that are not yet represented in the Index in anticipation of their removal from or addition to the Index.
The Fund is passively managed and thus Columbia Management does not provide day-to-day active management of the Fund’s assets based on its view of the investment merits of a security or company, nor does it conduct fundamental investment research or analysis, or seek to forecast or otherwise consider market movements, conditions, or trends in the day-to-day management of the Fund’s assets. The Fund pursues its investment objective of correlating performance with the Index regardless of market conditions and does not take defensive positions.
In connection with its representative sampling approach, the Fund seeks to invest in specific countries or geographic regions, including the Greater China region and India, to approximately the same extent as the Index.  The Fund may seek investment exposure to Chinese companies operating in certain sectors using a structure known as a variable interest entity (a VIE), rather than an equity ownership in the Chinese company The Fund concentrates its investments (i.e., holds 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the Index is concentrated. As of March 31, 2025, the Index (and therefore the Fund) was concentrated in the financials and information technology sectors.
The Index is reconstituted semi-annually in May and November.
The Fund may invest up to 20% of its assets in other securities or instruments not included within the Index that the Investment Manager believes will help the Fund track the Index.